SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	Mar. 18, 2025	Jan. 27, 2025	Dec. 31, 2023
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues			$ 8,047,695
Common Class A [Member] | Subsequent Event [Member] | Independent Institutional Investor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	65,000,000
Stock Issued During Period, Value, New Issues	$ 15,000,000
Common Class A [Member] | Share Purchase Agreement [Member] | S T Meng Pte Ltd [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Acquire percentage		21.00%
Consideration of shares		1,500,000
Market price		$ 1.25